Significant Accounting Policies (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of Significant Accounting Policies Text Block Abstract
Total comprehensive loss after income tax	$ 14.9	$ 11.4
Net cash outflows from operations	12.8	6.9
Held total cash	$ 37.5	$ 9.1
Intangible assets finite useful life	10 years	10 years